COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
2024	$ 7,472,499	$ 8,493,165
2025	794,799	503,128
2026	266,970	152,853
2027	60,440	9,755
Operating Lease Liabilities
2028	10,174	3,882
Thereafter	62,118	62,117
Total operating lease liabilities	8,667,000	9,224,900
Amount representing interest	(210,746)	(147,670)
Total net present value	8,456,254	9,077,230
2024	745,865	738,847
2025	0	0
2026	0	0
2027	0	0
2028	0	0
Thereafter	0	0
Total financing lease liabilities	745,865	738,847
Amount representing interest	0	0
Total future payments	$ 745,865	$ 738,847